Consolidated Shareholders' Equity - Summary of Movements within Other Comprehensive Income (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Disclosure of analysis of other comprehensive income by item [Line Items]
Items not subsequently reclassifiable to profit or loss from continuing operations	[1]	€ 241	€ 166	[2]
Items subsequently reclassifiable to profit or loss	[1]	(5,318)	1,067	[2]
Accumulated other comprehensive income | Items not subsequently reclassifiable to profit or loss
Disclosure of analysis of other comprehensive income by item [Line Items]
Actuarial gains/(losses) excluding investments accounted for using the equity method		105	235
Actuarial gains/(losses) of investments accounted for using the equity method, net of taxes		1	0
Tax effects		(25)	(57)
Items not subsequently reclassifiable to profit or loss from continuing operations		243	166
Accumulated other comprehensive income | Items not subsequently reclassifiable to profit or loss | Equity instruments included in financial assets
Disclosure of analysis of other comprehensive income by item [Line Items]
Change in fair value (excluding investments accounted for using the equity method)		222	(10)
Change in fair value (investments accounted for using the equity method, net of taxes)		0	0
Equity risk hedging instruments designated as fair value hedges		0	0
Tax effects		(60)	(2)
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss
Disclosure of analysis of other comprehensive income by item [Line Items]
Change in fair value (excluding investments accounted for using the equity method)	[3]	(23)	(4)
Change in fair value (investments accounted for using the equity method, net of taxes)		0	1
Tax effects		6	1
Currency translation differences on foreign subsidiaries (excluding investments accounted for using the equity method)	[4]	(5,266)	1,167
Currency translation differences (investments accounted for using the equity method)		(26)	(1)
Hedges of net investments in foreign operations		390	(126)
Tax effects		(101)	33
Items subsequently reclassifiable to profit or loss		(5,017)	1,067
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | Debt instruments included in financial assets
Disclosure of analysis of other comprehensive income by item [Line Items]
Change in fair value (excluding investments accounted for using the equity method)	[5]	3	(5)
Change in fair value (investments accounted for using the equity method, net of taxes)		0	0
Tax effects		€ 0	€ 1

[1]	These unaudited condensed half year consolidated financial statements as of June 30, 2025 should be read in conjunction with Sanofi’s audited consolidated financial statements as of December 31, 2024.
[2]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[3]	Includes reclassifications to profit or loss: €2 million in the first half of 2025, immaterial in the first half of 2024.
[4]	Currency translation differences on foreign subsidiaries are mainly due to the appreciation of the US dollar.
[5]	Includes reclassifications to profit or loss: immaterial over all periods.